Other Current Assets, Net	12 Months Ended
Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Other current assets, net

(6) Other current assets, net

Other current assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Prepayment for acquisition of short-term investments	—	390,000
Prepaid operating costs	15,206	12,594
Prepaid miscellaneous daily expenses	22,744	16,146
Other	1,997	2,790
Less: Allowance for current expected credit losses	—	(1,795)
	39,947	419,735